Critical Accounting Judgments And Key Sources For Estimating Uncertainty	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Critical Accounting Judgments And Key Sources For Estimating Uncertainty
4. CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES FOR ESTIMATION UNCERTAINTY
In the application of the Group´s accounting policies described in Note 2, the Group´s management has been required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources . The estimates and associated assumptions are based on historical experience and other factors considered to be relevant. It should be noted that actual results could differ from those estimates.
Underlying estimates and assumptions are continuously reviewed. The effects of revisions to the accounting estimates are recognized in the year in which the estimates are reviewed.
4.1. Critical judgments in applying accounting policies
The following are the critical judgments, in addition to those involving estimations (Note 4.2), made by Management in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.
4.1.1. Ferrosur Roca S.A. Concession
Management has reviewed the Group’s interest in Ferrosur Roca S.A., taking into account the provisions of IFRIC 12 Service Concession Arrangements, which provides guidance on the accounting by operators for public-to-private
service concession arrangements.
Based on the fact that the grantor neither controls nor regulates which services should be provided by the operator or the infrastructure, to whom it must provide them, and at what price, the Management arrived at the conclusion that Ferrosur Roca S.A. Concession is out of the scope of IFRIC 12 and, therefore, the Group does not apply its provisions. Accordingly, the Group has recorded the assets received from the concession and those subsequently acquired under IAS 16 Property, plant and equipment.
The concession bidding terms and conditions grant an original term of thirty years (1993-2023) and provide for an extension for an additional ten years. Although the Group has requested the above extension (Note 1), as of the date of issuance of these consolidated financial statements, Ferrosur Roca S.A. has not yet been called to start the renegotiation process under the scope of the Special Commission for Contract Renegotiation (“CERC”). In this respect, the Management of the Group understands that it has duly and timely met all the requirements established to obtain an extension of the concession. The Group considers the extended concession period for the purposes of all required accounting assessments and estimates, especially those related to the recoverability of certain non-current
assets affected by the concession.
4.2. Key assumptions and sources in the estimation uncertainty
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities during the next fiscal year.

4.2.1. Impairment of goodwill
Determining whether goodwill is impaired requires an estimation of the recoverable amount and value in use of the cash-generating units to which goodwill has been allocated. The calculation of the value in use requires management to estimate the future cash flows expected to arise from the cash-generating unit and an appropriate discount rate in order to calculate the present value. Where the actual future cash flows are less than expected, a material impairment loss may arise.
The carrying amount of goodwill is disclosed in Note 17 to the consolidated financial statements. There was no impairment of goodwill for the fiscal years ended on December 31, 2020, 2019 and 2018.
4.2.2.	Property, plant and equipment and intangible assets
The following is the estimated useful life for each component of property, plant and equipment and intangible assets:

Useful life
Fields	50 to 100 years
Quarries - Stripping cost	Based on estimated tons
Buildings	5 to 50 years
Machinery	8 to 35 years
Furniture and fixtures	3 to 10 years
Tools	5 years
Software	5 years
Transportation and load vehicles	4 to 32 years
The assets used in the concession of Ferrosur Roca S.A. are depreciated over the shorter of their estimated useful lives or the remaining concession term.
An impairment exists when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The calculation of fair value less costs to sell is based on available data from binding sales transactions conducted under market conditions for similar assets or observable market prices less incremental costs of asset disposal. The calculation of the value in use is based on a discounted cash flow model. Cash flows are derived from the budget for next year, extrapolated for subsequent years using a growth rate, and do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the cash-generating unit being tested. The recoverable amount is sensitive to the discount rate used for the discounted cash flow model, as well as the expected future cash inflows and the growth rate used for extrapolation purposes. These estimates are the most relevant in the related estimates. Note 13 provides more information on impairment analysis and assumptions used.
As described in Notes 3.2, 3.8 and 3.9, the Group annually assesses tangible and intangible assets estimated useful lives, respectively.

4.2.3.	Provisions for lawsuits and other contingencies
The final settlement cost of complaints and litigation may vary due to estimates based on different interpretations of regulations, opinions and final assessments of damages. Therefore, any change in the circumstances related to this type of contingencies may have a significant impact on the amount of the provision for contingencies recorded.
In the normal course of its business, the Group selects tax criteria and accounting positions based on a reasonable interpretation of the current regulations, also taking into consideration the opinion of its tax and legal advisors along with the evidence available up to the date of issuance of these financial statements. Nevertheless, in the event of situations where the assessment of a third party and the actual existence of a damage for the Group are uncertain, the Group has assessed the issues considering their significance in relation to the financial statements and has not made a provision as it is has not been required under any existing accounting standards.
The Group makes judgments and estimates to assess whether it is necessary to record costs and make provisions for environmental cleanup and remediation works based on the current information related to costs and expected remediation plans. In the case of environmental provisions, the costs may differ from the estimates due to changes in laws and regulations, discovery and analysis of local conditions, as well as changes in cleanup technologies. Therefore, any change in the factors or circumstances related to this type of provisions, as well as any amendment to the rules and regulations may thus have a significant impact on the provisions recorded in these consolidated financial statements.

4.2.4.	Calculation of income tax and deferred income tax assets and liabilities
The proper assessment of income tax expenses depends on several factors, including estimates in the timing and realization of deferred tax assets and the frequency of income tax payments.
In order to measure the effect of deferral on investments in controlled or associated companies, Management has determined the presumption that they will not be disposed of in the foreseeable future and therefore no deferred tax has been recorded.

4.2.5.	Use of judgment in the determination of lease periods
The Group determines the lease term as the
non-cancellable
term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Group applies judgment in determining whether it will renew its leases, considering all relevant factors that create an economic incentive for it to exercise those options.